SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable	$ 3,006,412	$ 2,950,052	$ 2,364,398
Credit Cards	33,741	37,400	25,118
Accrued Interest	3,031,964	2,849,977	2,439,466
Accrued Expenses	3,594,925	2,205,714	1,064,369
Total Accounts Payable and Accrued Expenses	$ 9,667,042	$ 8,043,143	$ 5,893,351